16. OTHER SIGNIFICANT TRANSACTIONS WITH RELATED PARTIES (Details Narrative) - USD ($)	6 Months Ended
	Mar. 31, 2019	Sep. 30, 2018
Accrued liabilities related parties from advances	$ 478,861
Chief Executive Officer
Due to related party		$ 513,149